Exchange Rate of average (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2024 PLN (zł) CAD ($) INR (₨) CLP ($) AUD ($) USD ($) GBP (£)	Dec. 31, 2024	Dec. 31, 2023 INR (₨) PLN (zł) CAD ($) GBP (£) CLP ($) AUD ($) USD ($)	Dec. 31, 2022 GBP (£) CLP ($) AUD ($) USD ($) INR (₨) PLN (zł) CAD ($)
United Kingdom, Pounds
Average exchange rate [Line Items]
Average foreign exchange rate | £	0.84653		0.86961	0.85269
Percentage of variation average foreign exchange rate		(2.65%)	1.98%
United States of America, Dollars
Average exchange rate [Line Items]
Average foreign exchange rate	1.08180		1.08147	1.05330
Percentage of variation average foreign exchange rate		0.03%	2.67%
Canada, Dollars
Average exchange rate [Line Items]
Average foreign exchange rate	1.48193		1.45920	1.36984
Percentage of variation average foreign exchange rate		1.56%	6.52%
Australia, Dollars
Average exchange rate [Line Items]
Average foreign exchange rate	1.64031		1.62876	1.51685
Percentage of variation average foreign exchange rate		0.71%	7.38%
Poland, Zlotych
Average exchange rate [Line Items]
Average foreign exchange rate | zł	4.30523		4.54119	4.68474
Percentage of variation average foreign exchange rate		(5.20%)	(3.06%)
Chile, Pesos
Average exchange rate [Line Items]
Average foreign exchange rate	1,021.132		908.75223	917.53335
Percentage of variation average foreign exchange rate		12.37%	(0.96%)
India, Rupees
Average exchange rate [Line Items]
Average foreign exchange rate | ₨	90.53760		89.31345	82.72616
Percentage of variation average foreign exchange rate		1.37%	7.96%